Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,901,113.13

Principal:
Principal Collections	$20,466,809.38
Prepayments in Full	$9,718,971.24
Liquidation Proceeds	$524,710.90
Recoveries	$15,276.38
Sub Total	$30,725,767.90
Collections	$32,626,881.03

Purchase Amounts:
Purchase Amounts Related to Principal	$347,588.93
Purchase Amounts Related to Interest	$1,679.39
Sub Total	$349,268.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,976,149.35

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,976,149.35
Servicing Fee	$595,515.59	$595,515.59	$0.00	$0.00	$32,380,633.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,380,633.76
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,380,633.76
Interest - Class A-3 Notes	$402,163.65	$402,163.65	$0.00	$0.00	$31,978,470.11
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$31,841,307.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,841,307.11
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$31,763,574.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,763,574.19
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$31,706,748.19
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,706,748.19
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$31,634,400.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,634,400.27
Regular Principal Payment	$29,112,025.70	$29,112,025.70	$0.00	$0.00	$2,522,374.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,522,374.57
Residual Released to Depositor	$0.00	$2,522,374.57	$0.00	$0.00	$0.00
Total		$32,976,149.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,112,025.70
Total					$29,112,025.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,112,025.70	$57.72	$402,163.65	$0.80	$29,514,189.35	$58.52
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$29,112,025.70	$18.08	$746,233.49	$0.46	$29,858,259.19	$18.54

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$455,279,607.36	0.9026162	$426,167,581.66	0.8449000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$671,279,607.36	0.4169698	$642,167,581.66	0.3988866

Pool Information
Weighted Average APR	3.358%	3.349%
Weighted Average Remaining Term	38.75	37.95
Number of Receivables Outstanding	45,412	44,164
Pool Balance	$714,618,706.55	$682,968,014.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$673,631,060.92	$644,044,274.84
Pool Factor	0.4270038	0.4080916

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$10,244,520.22
Yield Supplement Overcollateralization Amount	$38,923,739.87
Targeted Overcollateralization Amount	$40,800,433.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,800,433.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		140	$592,611.39
(Recoveries)		96	$15,276.38
Net Loss for Current Collection Period			$577,335.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9695%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3520%
Second Prior Collection Period			0.5449%
Prior Collection Period			0.4834%
Current Collection Period			0.9914%
Four Month Average (Current and Prior Three Collection Periods)			0.5929%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,276	$7,412,652.51
(Cumulative Recoveries)			$560,500.39
Cumulative Net Loss for All Collection Periods			$6,852,152.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4094%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,262.71
Average Net Loss for Receivables that have experienced a Realized Loss			$2,091.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	439	$8,224,026.97
61-90 Days Delinquent	0.19%	58	$1,271,242.41
91-120 Days Delinquent	0.04%	11	$261,496.38
Over 120 Days Delinquent	0.11%	38	$765,403.04
Total Delinquent Receivables	1.54%	546	$10,522,168.80

Repossession Inventory:
Repossessed in the Current Collection Period		33	$722,436.86
Total Repossessed Inventory		52	$1,300,774.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2397%
Prior Collection Period			0.2731%
Current Collection Period			0.2423%
Three Month Average			0.2517%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer